Schedule of Investments August 31, 2023 (unaudited)

Ecofin Global Water ESG Fund

	Shares	Fair Value
Common Stock - 99.2% (1)
Canadian Water Infrastructure - 3.2% (1)
Stantec, Inc.	23,462	$1,567,259
France Water Infrastructure - 6.8% (1)
Veolia Environnement SA	106,264	3,325,467
Hong Kong Water Equipment/Services - 0.2% (1)
China Lesso Group Holdings Ltd.	210,000	115,680
Hong Kong Water Infrastructure - % (1)
CT Environmental Group Limited (2)(3)	113,060	–
Japan Water Equipment/Services - 4.4% (1)
Kurita Water Industries Ltd.	22,600	882,751
Lixil Corp.	60,800	762,429
Rinnai Corp.	25,400	492,567
		2,137,747
Japan Water Infrastructure - 0.4% (1)
METAWATER Co., Ltd.	4,800	63,408
Organo Corp.	5,700	158,665
		222,073
Switzerland Water Equipment/Services - 10.4% (1)
Ferguson PLC	24,585	4,000,485
Georg Fischer AG	17,373	1,124,962
		5,125,447
Switzerland Water Management - 6.0% (1)
Geberit AG	5,675	2,946,233
United Kingdom Water Equipment/Services - 5.0% (1)
Genuit Group Plc	52,779	213,285
Pentair PLC	31,912	2,242,137
		2,455,422
United Kingdom Water Infrastructure - 7.8% (1)
Pennon Group Plc	55,273	451,628
Severn Trent Plc	53,660	1,631,437
United Utilities Group PLC	144,437	1,732,754
		3,815,819
United States Equipment/Services - 17.6% (1)
Advanced Drainage Systems, Inc.	13,249	1,697,992
Aris Water Solutions, Inc.	5,616	57,508
Energy Recovery Inc. (2)	11,861	322,382
Franklin Electric Co., Inc.	8,241	796,987
IDEX Corporation	9,320	2,110,048
Select Water Solutions, Inc.	17,653	142,107
Xylem, Inc.	33,975	3,517,771
		8,644,795
United States Water Infrastructure - 3.6% (1)
Tetra Tech, Inc.	11,274	1,773,964
United States Water Management - 10.7% (1)
A.O. Smith Corporation	26,874	1,948,365
Badger Meter, Inc.	6,200	1,029,696
Lindsay Corporation	2,332	289,401
Watts Water Technologies, Inc.	5,786	1,092,223
Zurn Elkay Water Solutions Corp.	30,722	909,986
		5,269,671
United States Water Treatment - 7.8% (1)
Ecolab Inc.	20,759	3,815,712
United States Water Utilities - 15.3% (1)
American States Water Company	7,829	659,280
American Water Works Co., Inc.	24,735	3,431,734
California Water Service Group	11,613	583,553
Core & Main, Inc. (2)	15,703	515,687
Essential Utilities, Inc.	46,518	1,716,514
Montrose Environmental Group, Inc. (2)	5,790	222,568
SJW Group	5,652	371,676
		7,501,012
Total Common Stock
(Cost $47,446,501)		48,716,301

Short Term Investment - 0.4% (1)
United States Investment Company - 0.4% (1)
First American Government Obligations Fund, Class X, 4.97% (4)
(Cost $186,128)	186,128	186,128

Total Investments - 99.6% (1)
(Cost $47,632,629)		48,902,429
Other Assets in Excess of Liabilities, Net - 0.4%(1)		181,166
Total Net Assets - 100.0%(1)		$49,083,595

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Value determined using significant unobservable inputs.
(4)	Rate indicated is the current yield as of August 31, 2023.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stock	$48,716,301	$-	$0	$48,716,301
Short-Term Investment	186,128	-	-	186,128
Total Investments	$48,902,429	$-	$-	$48,902,429

Refer to the Fund's Schedule of Investments for additional industry information.

Investments
in
Securities
Balance as of 11/30/2022	$-
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers into and/or out of Level 3	-
Balance as of 8/31/2023	$-
Net unrealized depreciation of Level 3 Securities as of August 31, 2023	$(15,150)